CONVERTIBLE NOTES (Tables)	12 Months Ended
Sep. 30, 2023
CONVERTIBLE NOTES
Summary of net carrying amount of the liability component of Convertible Notes

Net carrying amount of the liability component Convertible Notes dated as of September 30, 2022 was as follows:

			Net
	Principal	Discount on	carrying
	outstanding	debt	value
Convertible Notes - short-term	$3,947,080	(594,769)	$3,352,311

Net carrying amount of the liability component Convertible Notes dated as of September 30, 2023 was as follows:

			Net
	Principal	Interest on	carrying
	outstanding	Convertible notes	value
Convertible Notes - 2023	$3,947,080	64,144	$4,011,224

Summary of net carrying amount of the equity component of Convertible Notes

Net carrying amount of the equity component of the Convertible Notes as of September 30, 2022 was as follows:

Amount
	allocated to		Equity
	conversion	Issuance	component,
	option	cost	net
Convertible Notes – equity portion	$678,782	—	$678,782